UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2005
                                                  --------------
Check here if Amendment [ ]; Amendment Number:
                                                  --------------
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       MLT Management, LLC
Address:    767 Third Avenue, 16th Floor
            New York, NY  10017

Form 13F File Number:    28-11065
                         --------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel J. Barach
Title:    Manager
Phone:    (212) 421-2757

Signature, Place, and Date of Signing:

     /s/ Daniel J. Barach           New York, NY               08/15/05
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       26

Form 13F Information Table Value Total:       $90,172 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2   COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8
--------                     --------  ----------     ---------  -----------------------  --------  -------- -----------------------
                                                                                                                      VOTING
                                                                   SHRS                                             AUTHORITY
                               TITLE                     VALUE      OR              PUT/  INVESTMENT   OTHER  ----------------------
NAME OF ISSUER               OF CLASS     CUSIP        (X$1000)   PRN AMT   SH/PRN  CALL  DISCRETION MANAGERS    SOLE    SHARED NONE
--------------               --------  -----------     --------  --------  ------- -----  ---------- -------- ---------  ------ ----

BON-TON STORES INC           COM       09776J101       11,726      606,000   SH             SOLE                 606,000
CELESTICA INC                SUB VTG   15101Q108        2,085      155,600   SH             SOLE                 155,600
                               SHS
CHICOS FAS INC               COM       168615102        7,368      214,940   SH             SOLE                 214,940
CHIQUITA BRANDS INTL INC     COM       170032809        2,746      100,000   SH             SOLE                 100,000
DENDREON CORP                COM       24823Q107        4,139      791,342   SH             SOLE                 791,342
ECI TELECOM LTD              ORD       268258100        3,368      405,744   SH             SOLE                 405,744
ENZON PHARMACEUTICALS INC    COM       293904108        3,888      600,000   SH             SOLE                 600,000
GOODYS FAMILY CLOTHING INC   COM       382588101        2,003      271,638   SH             SOLE                 271,638
GUILFORD PHARMACEUTICALS INC COM       401829106        2,007      884,217   SH             SOLE                 884,217
HUMAN GENOME SCIENCES INC    COM       444903108        3,474      300,000   SH             SOLE                 300,000
INCYTE CORP                  COM       45337C102        2,503      350,000   SH             SOLE                 350,000
INFOCUS CORP                 COM       45665B106        3,785      914,147   SH             SOLE                 914,147
IRVINE SENSORS CORP          COM NEW   463664508        1,976      915,000   SH             SOLE                 915,000
IVILLAGE INC                 COM       46588H105       14,870    2,486,620   SH             SOLE               2,486,620
MANUGISTICS GROUP INC        COM       565011103        1,639      920,595   SH             SOLE                 920,595
MPS GROUP INC                COM       553409103        2,035      216,000   SH             SOLE                 216,000
NEOPHARM INC                 COM       640919106        2,101      210,284   SH             SOLE                 210,284
REWARDS NETWORK INC          COM       761557107        2,474      458,200   SH             SOLE                 458,200
SAVIENT PHARMACEUTICALS INC  COM       80517Q100        1,718      389,489   SH             SOLE                 389,489
SBS BROADCASTING SA          ORD       L8137F102        2,357       50,000   SH             SOLE                  50,000
SONICWALL INC                COM       835470105        2,949      547,194   SH             SOLE                 547,194
THIRD WAVE TECHNOLOGIES INC  COM       88428W108        2,875      731,561   SH             SOLE                 731,561
TOLLGRADE COMMUNICATIONS INC COM       889542106        1,926      256,798   SH             SOLE                 256,798
TUMBLEWEED COMMUNICATIONS CO COM       899690101        2,331      896,529   SH             SOLE                 896,529
TRIMERIS INC                 COM       896263100          569       57,006   SH             SOLE                  57,006
VIRAGEN INC                  COM NEW   927638403        1,260    1,800,000   SH             SOLE               1,800,000

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